Business Combination, Significant Transaction and Sale of Business (Details 11) - Noah Technologies Ltd [Member] $ in Thousands	Nov. 13, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (475)
Intangible assets	781
Deferred taxes	(171)
Goodwill	1,854
Total assets acquired net of acquired cash	$ 1,989